Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all accounts of the Company. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates may include recoverability of long-lived assets, the valuation of amounts due from charterers, residual value of vessels and the useful life of vessels. Actual results may differ from these estimates.

Other Comprehensive Income and Dividends
Other Comprehensive Income: The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income and accordingly comprehensive income equals net income for the periods presented.
Dividends: Dividends are recorded in the period in which they are declared by the Company’s board of directors.

Foreign Currency Translation
Foreign Currency Translation: The reporting and functional currency of the Company is the U.S. dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transaction. On the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates. Resulting gains or losses from foreign currency transactions are recorded within foreign currency gain/(loss) in the accompanying consolidated statements of income in the period in which they arise.

Cash and Cash Equivalents
Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.

Time Deposits
Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event remaining maturities are shorter than 12 months, such deposits are classified as current assets; if original maturities are longer than 12 months, such deposits are classified as non-current assets.

Restricted Cash
Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next 12 months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Short Term Investment: Short Term investments comprise financial instruments with original maturities of more than three months but less than one year, or investments that are intended to be realized within twelve months from the reporting date. During the year ended December 31, 2025 the Company invested in a one year $5,000 Treasury Bill at the purchase price of $4,811, which was recorded in the consolidated balance sheet at cost as the Company intended to hold the investment until its maturity on April 16, 2026. The difference between the purchase price and the maturity value is amortized over the term of the instrument and recognized as interest income in the accompanying consolidated statements of income.

Accounts Receivable
Accounts Receivable: Accounts receivable reflect trade receivables from time or voyage charters and other receivables from operational activities, net of an allowance for doubtful accounts. On each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories
Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Inventories consist of $8,578 and $12,391 of bunkers and of $6,305 and $6,614 of lubricants as of December 31, 2024 and 2025, respectively.

Vessels Net, Vessels' Depreciation, Accounting for Special Survey and Drydocking Costs, Repairs and Maintenance
Vessels, Net: Vessels are stated at their cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses and financing costs incurred during the construction period for vessels under construction, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation and impairment, if any. Certain subsequent expenditures for conversions, major improvements and regulatory requirements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.
Vessels’ Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. The Company estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date they become available for use through their remaining estimated useful life. Effective January 1, 2022, we changed the estimate of vessels' residual value, from a scrap rate of $182 per light weight ton to $375 per light weight ton.

Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Repairs and Maintenance: Repair and maintenance expenses, including overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Impairment of Vessels and Assets Held for Sale
Impairment of Vessels: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related vessels. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated voyage and vessel operating costs are included in this analysis. If the carrying value of the related vessel exceeds the undiscounted cash flows, the carrying value is reduced to its estimated fair value and the difference is recorded as an impairment loss in the consolidated statements of income.

Right-of-Use Asset - Finance Leases
Right-of-Use Asset - Finance Leases: The Company assesses whether a contract is, or contains, a lease, at inception of the contract. A right-of-use asset and a corresponding lease liability is recognized with respect to all lease arrangements in which the Company is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less). For these leases, the lease payments are recognized as an operating expense on a straight-line basis over the term of the lease. The Company does not have any significant operating leases.

A lease is classified as a finance lease when the lease meets any of the following criteria at lease commencement a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, c) the lease term is for the major part of the remaining economic life of the underlying asset, d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. When none of these criteria is met, the lease is classified as an operating lease.

Finance leases are accounted for as the acquisition of a finance right-of-use asset and the incurrence of an obligation by the lessee. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement of the lease payments to be made over the lease term. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.

A lessee initially measures the finance right-of-use asset at cost which consists of: the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. The finance right-of-use asset is amortized on a straight-line basis from the commencement date to the end of the useful life of the finance right-of-use asset where the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset.

Deferred Financing Costs
Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. The unamortized deferred financing costs are presented as a direct deduction from the carrying amount of the related loan and credit facility in the consolidated balance sheet. Deferred financing costs relating to undrawn facilities are presented under non-current assets in the consolidated balance sheet. Any unamortized balance of costs relating to term loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid and terminated is expensed in the same period. Any unamortized balance of costs relating to the credit facilities refinanced is deferred and amortized over the term of the respective refinanced credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to changes in Line-of-Credit or Revolving-Debt Arrangements.

Derivative Instruments and Financial Instruments
Derivative Instruments: The Company may enter into foreign exchange forward contracts, interest rate derivatives, bunker fuel price derivatives and forward freight contracts to create economic hedges for its exposure to foreign currency movement, interest rates of its loan obligations, bunker fuel consumed by its vessels and freight rates relating to the fluctuation of the vessel charter markets and on certain other obligations. When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of income. For the years ended December 31, 2023, December 31, 2024 and December 31, 2025, no derivatives were accounted for as accounting hedges.

Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and long-term loan repayment terms are described in Note 6. The Company manages its interest rate risk by entering into interest rate derivative instruments which are described in Note 11.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable as charter hire is usually collected in advance. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of financial institutions it transacts with. The Company may be exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses	Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter or infrequently under voyage contracts.
A time charter is a contract for the use of a vessel for a specific period of time and a specified daily fixed charter hire rate, or a rate linked to either the Baltic Exchange Panamax Index (“BPI”) or to the Baltic Exchange Capesize Index (“BCI”). The charter hire is generally payable in advance. The Company’s time charter agreements are classified as operating leases pursuant to ASC 842 - Leases ("ASC 842"), because (i) the vessel is an identifiable asset, (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include, gain on fuel price differential including benefit from scrubber operation ("variable consideration"),ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer’s disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations.

Time charter hire is typically payable 15 or 30 days in advance as determined in the charter party agreement. On implementation of ASC 842 on January 1, 2019, the Company elected to apply a package of practical expedients under ASC 842, which allowed the Company not to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC 840 and (iii) initial direct costs for any existing leases. ASC 842 also provides a practical expedient to lessors by class of underlying asset, to not separate non-
lease components from the associated lease component when the following criteria are met: (i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. The Company, making use of this practical expedient for lessors, has elected not to separate the lease and non-lease components included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and non-lease component, the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease components are earned by passage of time) and the predominant component is the lease.

Expenses relating to the Company’s time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred by the Company include charter hire paid for charter-in vessels, cost of bunkers consumed and paid back by charterers, loss on sale of bunkers on delivery, costs for draft surveys, hold cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. Voyage expenses relating to bunkers consumption during the ballast or off hire period period are considered contract fulfillment costs and are capitalized and amortized over the term of the charter when they meet the following criteria according to ASC 340-40-25-5: (i) the costs relate directly to a contract or to an anticipated contract that the entity can specifically identify, (ii) the costs generate or enhance resources of the entity that will be used in satisfying, or in continuing to satisfy, performance obligations in the future and (iii) the costs are expected to be recovered. Under a time charter, the charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents’ fees, canal dues, extra war risks insurance and any other expenses related to the cargo). Certain voyage expenses paid by the Company such as extra war risk insurance may be recovered from the charterer; such amounts recovered are recorded as Other Income within Revenues.

Vessels are also chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The voyage contracts are considered service contracts which fall under the provisions of ASC 606 because the Company as the ship-owner retains the control over the operations of the vessel such as directing the routes taken or the vessel speed. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and hence, the voyage revenues are recognized on a straight-line basis over the duration of the voyage from commencement of the loading to completion of discharge. Probable losses on voyages are provided for in full at the time such losses can be estimated. Related expenses are operating expenses, bunkers and voyage expenses and are all paid for by the Company. Costs incurred prior to loading which are directly related to the voyage, primarily bunkers, may be deferred, as they represent setup costs, if they meet certain conditions, and are amortized on a straight-line basis as the related performance obligations are satisfied over the duration of the voyage from load port to discharge port. Such deferred costs are presented in prepaid expenses and other current assets on the Consolidated Balance Sheets. Costs incurred during the voyage are expensed as incurred.

Voyage hire is typically paid partially upon initiation of the voyage and partially upon completion of the performance obligation. During the years ended December 31, 2023, December 31, 2024 and December 31, 2025, there have been no instances where a vessel was employed under a voyage charter.

Unearned revenue includes: (i) cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.
Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of income.

Taxes
Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of the Marshall Islands or the Republic of Cyprus are not subject to Liberian or Marshall Islands or Cyprus income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of the Marshall Islands depending on where each Company’s vessel is registered. As of January 1, 2013, each vessel managed in Greece is subject to tonnage tax, under the laws of the Republic of Greece. These registration and tonnage taxes are recorded within Vessel operating expenses in the accompanying consolidated statements of income and none are considered income taxes.

For our 2023, 2024 and 2025 taxable years, we believe we were exempt from U.S. federal tax on our U.S. source gross shipping income.

Earnings/(Loss) Per Share
Earnings/(Loss) Per Share: The computation of basic earnings/(loss) per share is based on the weighted average number of common stock outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of each year for services rendered. The computation of basic earnings/(loss) per share is calculated after deducting the preferred stock dividends paid and accrued (including any deemed dividend) from net income/(loss) divided by the weighted average number of shares.

Segment Reporting
Segment Reporting:

The Chief Operating Decision Makers (“CODM”), the board of directors of the Company, receive financial information and evaluate the Company’s operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The CODM do not use discrete financial information to evaluate the operating results for each such type of charter or vessel but are instead regularly provided with only the consolidated expenses as noted on the face of the consolidated statements of income. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue and operating income of the fleet, and thus the Company has determined that it operates as one reportable segment.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

Codification Improvements: In December 2025, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2025-12, “Codification Improvements”. which provides technical corrections, clarifications, and minor updates across various Topics in GAAP to improve clarity and application without significant changes to current practices. The amendments affect all reporting entities within the scope of the guidance and cover areas such as earnings per share, leases, investments, and income taxes. They are effective for annual periods beginning after December 15, 2026 and interim periods within those years, with early adoption permitted and optional prospective or retrospective application on an issue-by-issue basis. The Company evaluated the impact of this ASU on its financial statements and determined that there is no effect on its consolidated results of operations, consolidated balance sheets or consolidated statements of cash flows.

Disclosure Improvements: In November 2024, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity:

1. Disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e).
2. Include certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements.
3. Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively.
4. Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in ASU 2024-03 should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements. The Company evaluated the impact of this ASU on its financial statements and determined that there is no effect on its consolidated results of operations.